Related Parties - Deferred Purchase consideration, Related Party (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)
Principal Outstanding
Promissory note due to non-related parties	$ 25,434		$ 1,802,384
Settled by the issuance of common shares			(724,467)
Repayment in cash	(25,262)	€ (20,800)	(1,105,455)
Foreign exchange movements	(172)		52,972
Ending balance			25,434
Present value discount on future payments
Present value discount, beginning	(7,761)		(120,104)
Amortization	7,700		114,333
Foreign exchange movements	61		(1,990)
Present value discount, ending			(7,761)
Deferred purchase consideration, Related Party, net of discount of $56,989			376,954
Related party Deferred Purchase Consideration [Member]
Principal Outstanding
Promissory note due to non-related parties	382,128		1,279,340
Settled by the issuance of common shares			(482,978)
Repayment in cash	(385,121)	€ (312,500)	(471,554)
Foreign exchange movements	2,993		57,230
Ending balance			382,128
Present value discount on future payments
Present value discount, beginning	(5,174)		(80,069)
Amortization	5,133		76,222
Foreign exchange movements	41		(1,327)
Present value discount, ending			$ (5,174)